Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 13, 2016

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Registrant”) Securities Act File No. 333-210107

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, which was filed electronically on April 8, 2016.

If you have any questions or require further information, please contact Stacie Lamb at (414) 765-4850 or Stacie.lamb@usbank.com.

Very truly yours,

/s/ Stacie L. Lamb
Stacie L. Lamb, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Hatteras Alternative Mutual Funds Trust